UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from	November 1, 2019 to November 30, 2019

Commission File Number of issuing entity:	333-224689-01
Central Index Key Number of issuing entity:	0001724789

Synchrony Card Issuance Trust
(Exact Name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-224689
Central Index Key Number of depositor:	0001724786

Synchrony Card Funding, LLC
(Exact Name of Registrant as Specified in its Charter)

Synchrony Bank
(Exact Name of Sponsor as Specified in its Charter)

Central Index Key Number of Sponsor: 0001602566

Delaware

(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

82-3295851 (Synchrony Card Funding, LLC) 32-649512 (Synchrony Card Issuance Trust)
(I.R.S. Employer Identification No.)

c/o Synchrony Bank
777 Long Ridge Rd
Stamford, CT	06902
(Address of Principal Executive Office of the issuing entity)	(Zip Code)

(877) 441-5094
(Telephone Number, Including Area Code)

(Former Name or Former Address, if Changed Since Last Report)

Registered reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Title of Class
SynchronySeries Class A Notes	☐	☐	☒	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such requirements for the past 90 days. Yes: ☒ No: ☐

PART I - Distribution Information.

Item 1 – Distribution and Pool Performance Information.

The response to Item 1 is set forth herein and in Exhibit 99.1.

Trust Performance

	Nov 2019	Oct 2019	Sep 2019	3-Month Avg
Gross Trust Yield	25.78%	26.08%	26.55%	26.14%
Gross Charge-Off Rate	5.61%	5.59%	5.12%	5.44%
Net Charge Off Rate	4.77%	4.75%	4.29%	4.61%
SynchronySeries Excess Spread Percentage	16.01%	16.33%	17.27%	16.54%
Payment Rate	20.02%	20.79%	21.01%	20.16%

Delinquency Data
1-29 Days Delinquent	2.73%	2.58%	2.70%	2.67%
30-59 Days Delinquent	0.91%	0.92%	0.88%	0.90%
60-89 Days Delinquent	0.77%	0.73%	0.68%	0.73%
90-119 Days Delinquent	0.63%	0.59%	0.56%	0.59%
120-149 Days Delinquent	0.52%	0.51%	0.49%	0.51%
150-179 Days Delinquent	0.47%	0.42%	0.41%	0.43%
180 or Greater Days Delinquent	0.00%	0.00%	0.00%	0.00%

BOP Principal Receivables ($B)	$5.5	$5.5	$5.6	$5.5

Charge-offs are executed on charge-off cycle dates which occur on various days during each distribution period. The number of different charge-off cycle dates in each distribution period varies based on such factors as the calendar and the timing of billing cycles. As a result, the amount of charged-off receivables can vary between distribution periods with no corresponding change in the performance of the trust portfolio. The following table sets forth the number of different charge-off cycle dates for each distribution period ending in the months indicated. Each distribution period begins on the first calendar day and ends on the last calendar day of the calendar month indicated below.

	2018	2019
January	29	28
February	28	28
March	25	28
April	30	28
May	28	28
June	26	28
July	30	29
August	28	27
September	28	28
October	29	28
November	27	26
December	28	30

A.	Composition of Trust Portfolio

The following tables summarize the trust portfolio by various criteria as of October 31, 2019 for each of the retailers included in the trust portfolio, except for the “Composition by FICO® Credit Score Range” table, which summarizes the trust portfolio based on cardholders’ statement balances for October 2019 by FICO® credit score as most recently refreshed.

Please note that numbers and percentages presented in the tables in this section may not sum to the totals presented due to rounding.

For purposes of the tables in this section:

• Total Receivables Outstanding is the sum of principal receivables and finance charge receivables (which includes fee receivables) included in the trust portfolio in the period indicated.

• Number of Accounts is the number of accounts included in the trust portfolio as of the date or in the period indicated. The total number of accounts disclosed in this Form 10-D as of any date and used for purposes of calculating the statistical information presented below includes certain accounts that have been closed due to the related credit card or cards being lost or stolen or the account being subject to fraudulent activity.

Composition by Program Partner of the Trust Portfolio

Program Partner	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Sam’s Club Dual Card	$1,425,737,743	25.1%	1,024,246	19.6%
Lowe’s Private Label Credit Card	1,175,746,956	20.7%	1,208,256	23.1%
TJX Dual Card	773,339,221	13.6%	1,069,379	20.4%
Old Navy Dual Card(1)	583,564,164	10.3%	493,877	9.4%
Gap Dual Card & Banana Republic Dual Card(1)	564,813,513	9.9%	577,524	11.0%
PayPal Dual Card	501,189,109	8.8%	315,478	6.0%
BP Dual Card	324,370,757	5.7%	289,993	5.5%
JCPenney Dual Card	261,872,767	4.6%	185,704	3.5%
Dick’s Sporting Goods Dual Card	70,162,216	1.2%	68,697	1.3%
Total	$5,680,796,447	100.0%	5,233,154	100.0%

(1)       On February 28, 2019, Gap Inc. announced plans to separate Old Navy into an independent, unaffiliated company.

Composition by Account Balance Range of the Trust Portfolio

Account Balance Range	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Credit Balance	$(6,061,849)	-0.1%	85,285	1.6%
No Balance	-	0.0%	1,809,308	34.6%
$0.01-$500.00	255,323,544	4.5%	1,382,559	26.4%
$500.01-$1,000.00	334,836,299	5.9%	461,455	8.8%
$1,000.01-$2,000.00	775,686,438	13.7%	527,742	10.1%
$2,000.01-$3,000.00	779,501,306	13.7%	317,094	6.1%
$3,000.01-$4,000.00	686,474,589	12.1%	197,584	3.8%
$4,000.01-$5,000.00	650,924,561	11.5%	145,210	2.8%
$5,000.01-$6,000.00	613,747,627	10.8%	111,901	2.1%
$6,000.01-$7,000.00	448,207,051	7.9%	69,308	1.3%
$7,000.01-$8,000.00	371,806,356	6.5%	49,712	0.9%
$8,000.01-$9,000.00	251,056,752	4.4%	29,661	0.6%
$9,000.01-$10,000.00	211,179,083	3.7%	22,250	0.4%
$10,000.01-$15,000.00	238,979,588	4.2%	20,611	0.4%
$15,000.01-$20,000.00	38,627,768	0.7%	2,293	0.0%
$20,000.01 or more	30,507,335	0.5%	1,181	0.0%
Total	$5,680,796,447	100.0%	5,233,154	100.0%

Composition by Credit Limit Range of the Trust Portfolio

Credit Limit Range	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
$0.01-$500.00	$15,083,087	0.3%	145,509	2.8%
$500.01-$1,000.00	47,679,527	0.8%	136,620	2.6%
$1,000.01-$2,000.00	256,210,771	4.5%	496,660	9.5%
$2,000.01-$3,000.00	376,009,592	6.6%	558,628	10.7%
$3,000.01-$4,000.00	357,530,299	6.3%	502,378	9.6%
$4,000.01-$5,000.00	465,489,482	8.2%	476,162	9.1%
$5,000.01-$6,000.00	583,915,251	10.3%	428,667	8.2%
$6,000.01-$7,000.00	451,194,329	7.9%	345,825	6.6%
$7,000.01-$8,000.00	715,213,725	12.6%	473,870	9.1%
$8,000.01-$9,000.00	394,923,625	7.0%	304,615	5.8%
$9,000.01-$10,000.00	923,600,885	16.3%	587,536	11.2%
$10,000.01-$20,000.00	986,761,950	17.4%	735,482	14.1%
$20,000.01 or more	107,183,925	1.9%	41,202	0.8%
Total	$5,680,796,447	100.0%	5,233,154	100.0%

Composition by Account Age Range of the Trust Portfolio

Account Age Range	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Up to 6 Months	$-	0.0%	-	0.0%
6 Months to 12 Months	56,260,771	1.0%	68,068	1.3%
Over 12 Months to 24 Months	255,307,819	4.5%	284,537	5.4%
Over 24 Months to 36 Months	827,688,597	14.6%	982,322	18.8%
Over 36 Months to 48 Months	1,283,676,322	22.6%	1,018,313	19.5%
Over 48 Months to 60 Months	807,951,363	14.2%	724,173	13.8%
Over 60 Months to 72 Months	868,097,978	15.3%	714,294	13.6%
Over 72 Months to 84 Months	605,155,213	10.7%	506,405	9.7%
Over 84 Months to 96 Months	284,153,103	5.0%	269,257	5.1%
Over 96 Months to 108 Months	173,598,026	3.1%	156,649	3.0%
Over 108 Months to 120 Months	100,521,599	1.8%	86,359	1.7%
Over 120 Months	418,385,655	7.4%	422,777	8.1%
Total	$5,680,796,447	100.0%	5,233,154	100.0%

Except for the applicable states listed below, no state accounted for more than 5% of the number of accounts or 5% of the total receivables balances, as applicable, as of October 31, 2019 for each of the program partners included in the trust portfolio. Since the largest number of cardholders (based on billing addresses) whose accounts are designated for the trust portfolio were in the five states listed below, adverse economic conditions affecting cardholders residing in those areas could affect timely payment by the related cardholders of amounts due on the accounts and, accordingly, the rate of delinquencies and losses for the trust portfolio.

Composition by Billing Address of the Trust Portfolio

Billing Address	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
California	$479,838,231	8.4%	482,289	9.2%
Texas	466,134,162	8.2%	380,842	7.3%
Florida	402,352,119	7.1%	380,729	7.3%
New York	360,931,021	6.4%	365,996	7.0%
Pennsylvania	287,604,529	5.1%	280,346	5.4%
Other	3,683,936,385	64.8%	3,342,952	63.9%
Total	$5,680,796,447	100.0%	5,233,154	100.0%

Composition by Delinquency Status of the Trust Portfolio

Delinquency Status	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Current, Credit and Zero Balance	$5,354,202,909	94.3%	5,113,144	97.7%
1 – 29 Days	146,370,512	2.6%	66,317	1.3%
30 – 59 Days	52,263,189	0.9%	17,631	0.3%
60 – 89 Days	41,692,825	0.7%	12,550	0.2%
90 – 119 Days	33,284,473	0.6%	9,243	0.2%
120 – 149 Days	29,043,405	0.5%	7,900	0.2%
150 or More Days	23,939,134	0.4%	6,369	0.1%
Total	$5,680,796,447	100.0%	5,233,154	100.0%

Composition by FICO® Credit Score

In determining whether to grant credit to a potential account holder, the bank scores each application based on the applicant’s credit bureau report using industry (such as a FICO® or other credit scores) and proprietary credit and fraud models and bankruptcy scorecards.  FICO® scores or equivalent are obtained at origination of the account and are refreshed, at a minimum quarterly, to assist in predicting customer behavior.  The bank may use alternative data sources to assess applicants for whom a FICO® score is not available.

A FICO® credit score is a measurement derived from a proprietary credit scoring method owned by Fair, Isaac & Company to determine the likelihood that credit users will pay their credit obligations in accordance with the terms of their accounts. Although Fair, Isaac & Company discloses only limited information about the variables it uses to assess credit risk, those variables likely include, but are not limited to, debt level, credit history, payment patterns (including delinquency experience) and level of utilization of available credit. FICO® credit scores range from 300 to 850, and a borrower with a higher score is statistically expected to be less likely to default in payment than a borrower with a lower score. FICO® credit scores for any one individual may be determined by up to three independent credit bureaus and may vary by credit bureau.

FICO® credit scores are based on independent, third-party information, the accuracy of which we cannot verify. FICO® credit scores were not developed specifically for use in connection with credit card accounts, but for consumer credit products in general.

FICO® credit scores of an individual may change over time, depending on the conduct of the individual, including the individual’s usage of his or her available credit, and changes in credit score technology used by Fair, Isaac & Company. Because the composition of the accounts designated for the trust may change over time, this table is not necessarily indicative of credit scores at origination of the accounts or the composition of the accounts in the trust at any specific time thereafter.

The following table reflects receivables based on cardholders’ statement balances for October 2019, and the composition of accounts by FICO® credit score as most recently refreshed:

Composition by FICO® Credit Score Range of the Trust Portfolio

FICO® Credit Score Range(1)	Total Receivables Outstanding	Percentage of Total Receivables Outstanding
Less than or equal to 599	$273,594,846	4.9%
600 to 659	673,105,256	12.0%
660 to 719	2,132,034,910	37.9%
720 and above	2,420,897,317	43.1%
No Score	121,302,010	2.2%
Total	$5,620,934,339	100.0%

(1)             FICO® is a federally registered trademark of Fair, Isaac & Company.

B.	Receivables Performance

The following Cardholder Monthly Payment Rates table sets forth the highest and lowest cardholder monthly payment rates on the credit card accounts in the trust portfolio during any monthly period for the ten months ended October 31, 2019 in each case calculated as a percentage of the principal receivables outstanding as of the first day of each monthly period during the period indicated. Because the future composition and performance of the trust portfolio will change over time, the table below is not indicative of the composition or performance of the trust portfolio at any subsequent time.

Cardholder Monthly Payment Rates

Ten Months Ended October 31, 2019
Lowest Month	18.98%
Highest Month	22.23%
Monthly Average	20.89%

The Payment Status table in this section shows the average for all billing cycles in the period indicated of the payments made on the receivables that fall within each of the following categories: (1) less than minimum payment, (2) minimum payment, (3) greater than minimum payment, but less than full payment and (4) full payment or greater than full payment. For any billing cycle, the percentage of payments in each category is calculated by dividing the number of accounts with payments in that category by the total amount of all accounts that were required to make payments on the receivables.

Payment Status

Percentage of Accounts
Ten Months Ended October 31, 2019
Less than Minimum Payment	7.48%
Minimum Payment	14.28%
Greater than Minimum Payment, Less than Full Payment	38.35%
Full Payment or Greater than Full Payment	39.90%

The following tables set forth the aggregate delinquency and loss experience for cardholder payments on the credit card accounts in the trust portfolio for each of the dates or periods shown. Please note that numbers and percentages presented in the tables in this section may not sum to the totals presented due to rounding. We cannot assure you that the future delinquency and loss experience for the trust portfolio will be similar to the historical experience set forth below.

Loss Experience
(Dollars in Thousands)

	Ten Months Ended October 31,
	2019
Average Principal Receivables Outstanding	$5,220,153
Gross Principal Charge-Offs	$269,015
Gross Principal Charge-Offs as a Percentage of Average Principal Receivables Outstanding (Annualized)		6.18%
Less: Recoveries	$37,800
Net Principal Charge-Offs	$231,214
Net Principal Charge-Offs as a Percentage of Average Principal Receivables Outstanding (Annualized)		5.32%
Gross Charge-Off Accounts	95,293
Average Accounts Outstanding	4,851,267
Gross Charge-Offs as a Percentage of Average Accounts Outstanding (Annualized)		2.36%

Receivables Delinquency Experience
(Dollars in Thousands)

	As of October 31,
	2019
	Receivables	Percentage of Receivables Outstanding
Receivables Outstanding	5,680,796
Receivables Delinquent:
30-59 Days	52,263	0.92%
60-89 Days	41,693	0.73%
90-119 Days	33,284	0.59%
120-149 Days	29,043	0.51%
150-179 Days	23,939	0.42%
180 or More Days	0	0.00%
Total	$180,223	3.17%

Balance Reductions

The accounts in the trust portfolio may have balance reductions granted for a number of reasons, including merchandise refunds, returns, and fraudulent charges. For the twelve months ended October 31, 2019, the average monthly balance reduction rate for the approved portfolio of accounts attributable to such returns and fraud was 1.37%.

The net revenues collected from finance charges and fees related to accounts in the trust portfolio for each of the periods shown are set forth in the following table. Fees include late fees, pay by phone fees, over limit fees, balance transfer fees, cash advance fees and returned check fees. We cannot assure you that the future revenue experience for the receivables in the trust portfolio will remain similar to the historical experience set forth below.

Revenue Experience
(Dollars in Thousands)

Ten Months Ended October 31,
2019
Average Principal Receivables Outstanding	$5,220,153
Collected Finance Charges and Fees	$1,024,921
Collected Finance Charges and Fees as a Percentage of Average Principal Receivables Outstanding (Annualized)	23.56%

C.	Compliance with Underwriting Criteria

The information set forth under the headings “Review of Pool Asset Disclosure” and “Compliance with Underwriting Criteria” in the Prospectus, dated as of June 17, 2019 (and filed on June 18, 2019) (the “Prospectus”) has not materially changed. The following information supplements such previously filed information:

•	We have reviewed the credit line decisions made by the Credit Solutions group that were identified by the bank’s surveillance team between January 1, 2016 and October 31, 2019 for credit line decisions relating to the Retail Card platform (which originates the majority of the accounts designated to the trust) that were exceptions to the underwriting guidelines disclosed in the Prospectus. Some of these credit line decisions were granted at or under the designated maximum level permitted by the operating procedures, however such accounts were found to deviate from the disclosed underwriting guidelines for the sole reason that they lacked requisite manager pre-approval. The remainder of the exceptions were determined to be exceptions because the credit lines were found to be above the maximum level permitted by the operating procedures for those accounts. Based on our review, the number of credit line decisions for which exceptions were identified represents less than 0.10% of all accounts for which credit was granted during such time period.

D.	Repurchase of Receivables

No assets securitized by Synchrony Card Funding, LLC (the “Securitizer”) and held by Synchrony Card Issuance Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period November 1, 2019 through November 30, 2019. The most recent Form ABS-15G filed by the Securitizer was filed on February 8, 2019. The CIK number of the Securitizer is 0001724786.

ITEM 1A – Asset-Level Information.

Inapplicable.

ITEM 1B – Asset Representations Reviewer and Investor Communication.

Nothing to report.

PART II - Other Information.

ITEM 2 – Legal Proceedings.

Nothing to report.

ITEM 3 – Sales of Securities and Use of Proceeds.

Nothing to report.

ITEM 4 – Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 – Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 – Significant Obligors of Pool Assets.

Nothing to report.

ITEM 7 – Change in Sponsor Interest in the Securities.

Nothing to report.

ITEM 8 – Significant Enhancement Provider Information.

Inapplicable.

ITEM 9 – Other Information.

Nothing to report.

ITEM 10 – Exhibits

(a) The exhibits listed below are filed as a part of this report.

Exhibit No.	Document Description

99.1	SynchronySeries Monthly Statement

(b) See (a) above for the exhibits filed in response to Item 601 of Regulations S-K.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Synchrony Card Funding, LLC, as depositor

Dated: December 16, 2019	By:	/s/ Andrew Lee
Name: Andrew Lee
Title: Vice President